Contingent Earn-Out Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Contingent Earn-Out Liability (Details) [Line Items]
Fair market value payments (in Dollars)	$ 2,253,690	$ 2,253,690
Accumulated impairment (in Dollars)	$ 69,584	$ 0
Year 1 [Member]
Contingent Earn-Out Liability (Details) [Line Items]
Customer list year	15.00%	15.00%
Year 2 [Member]
Contingent Earn-Out Liability (Details) [Line Items]
Customer list year	30.00%	30.00%
Year 3 [Member]
Contingent Earn-Out Liability (Details) [Line Items]
Customer list year	30.00%